UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-8294

                AllianceBernstein All-Asia Investment Fund, Inc.
                (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein All-Asia Investment Fund


                                  International
                                    Regional

                                                 Annual Report--October 31, 2003

   Investment Products Offered
=================================
    o Are Not FDIC Insured
    o May Lose Value
    o Are Not Bank Guaranteed
=================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 11, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein All-Asia Investment Fund (the "Fund") for the annual reporting period ended October 31, 2003.

Investment Objectives and Policies
This open-end fund seeks long-term capital appreciation. The Fund invests primarily in equity securities issued by companies based in Asia and the Pacific Region.


Investment Results
The following table shows the Fund's performance over the past six- and 12-month periods ended October 31, 2003. The table also provides performance data for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country
(AC) Asia Pacific Free Index, as well as the Lipper Pacific Region Funds Average (the "Lipper Average").


   INVESTMENT RESULTS*
   Periods Ended October 31, 2003

                                               =================================
                                                                Returns
                                               =================================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
--------------------------------------------------------------------------------
   All-Asia
   Investment Fund
     Class A                                        33.66%              20.79%
--------------------------------------------------------------------------------
     Class B                                        32.82%              19.81%
--------------------------------------------------------------------------------
     Class C                                        32.99%              20.00%
--------------------------------------------------------------------------------
   MSCI AC
   Asia Pacific
   Free Index                                       41.24%              35.69%
--------------------------------------------------------------------------------
   Lipper Pacific
   Region Funds
   Average                                          40.50%              32.34%
--------------------------------------------------------------------------------


 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 3.00% for Class A, 3.70% for Class B, 3.70% for Class C and 2.70% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries. The unmanaged Lipper Pacific Region

--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 1

   Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average included 47 and 46 funds for the six- and 12-month periods ended October 31, 2003, respectively. Funds in the Lipper Average generally have similar investment objectives to the Fund, although investment policies and sales and management fees may differ. An investor cannot invest directly in an index or average, and their results are not indicative of any specific investment, including AllianceBernstein All-Asia Investment Fund.

   Additional investment results appear on page 5.

For the six- and 12-month periods ended October 31, 2003, the Fund underperformed its benchmark, the MSCI AC Asia Pacific Free Index. This underperformance was due to the Fund's overweight position in Asia (ex-Japan). The Fund's cash position weighed negatively on performance, as well. The Fund's underweight position in China and Japan also detracted from performance, while its overweight position in India added to performance.

Market Review and Investment Strategy
Overall, the Asian markets were strong for the six- and 12-month periods ended October 31, 2003. Asia experienced a broad based revival in economic activity during this period. Both domestic and export related segments of the economy performed better than expected. The energy, materials and technology sectors had favorable performance, while financials and telecommunications underperformed.

We increased the Fund's exposure to Japan, though it still remains marginally underweight in Japan. We also sold down the Fund's market overweight position in developed Asia (ex-Japan) to a market weight, following strong markets and valuations reaching the fair price range. Additionally, we pared the Fund's holdings in emerging Asia, but it continues to be overweight in this region.


--------------------------------------------------------------------------------
2 o AllianceBernstein All-Asia Investment Fund

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
11/30/94* TO 10/31/03

AllianceBernstein All-Asia Investment Fund Class A: $6,229
Lipper Pacific Region Funds Average: $9,552
MSCI AC Asia Pacific Free Index**: $7,796

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

                      AllianceBernstein
                          All-Asia             MSCI AC          Lipper Pacific
                         Investment          Asia Pacific        Region Funds
                        Fund Class A          Free Index**          Average
--------------------------------------------------------------------------------

11/30/94*                  $ 9,579              $10,000             $10,000
10/31/95                   $10,010              $ 9,394             $10,122
10/31/96                   $10,653              $ 9,614             $10,603
10/31/97                   $ 7,499              $ 7,655             $ 8,699
10/31/98                   $ 5,828              $ 6,472             $ 7,175
10/31/99                   $10,404              $ 9,919             $11,798
10/31/00                   $ 9,658              $ 8,609             $10,865
10/31/01                   $ 5,913              $ 6,167             $ 7,787
10/31/02                   $ 5,157              $ 5,745             $ 7,253
10/31/03                   $ 6,229              $ 7,796             $ 9,552


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein All-Asia Investment Fund Class A shares (from 11/30/94* to 10/31/03) as compared to the performance of an appropriate broad-based index and the Lipper Pacific Region Funds Average. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries. The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") reflects performance of 47 funds (based on the number of funds in the average from 11/30/94 to 10/31/03). These funds concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average generally has similar investment objectives to the Fund, although the investment policies for various funds included in the Lipper Average may vary. Lipper results include fees and expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including AllianceBernstein All-Asia Investment Fund.


* Fund, benchmark and Lipper data are from the closest month-end to the Fund's Class A share inception date of 11/28/94.
** As of the period ended October 31, 2001, the MSCI AC Asia Pacific Index was discontinued. The MSCI AC Asia Pacific Free Index has replaced the MSCI AC Asia Pacific Index and is now the Fund's benchmark.

--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 3

PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES
Class A Shares
11/28/94
Class B Shares
11/28/94
Class C Shares
11/28/94


PORTFOLIO STATISTICS
Net Assets ($mil): $27.1



SECTOR BREAKDOWN
   25.1% Finance
   20.8% Technology
   12.6% Consumer Services
    9.1% Basic Industry
    7.1% Capital Goods
    6.6% Consumer Manufacturing                  [Pie Chart Omitted]
    4.8% Consumer Staples
    4.1% Multi-Industry
    4.0% Utilities
    2.3% Energy
    1.8% Health Care
    1.7% Transportation


All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
4 o AllianceBernstein All-Asia Investment Fund

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            20.79%                    15.72%
                    5 Years             1.34%                     0.46%
           Since Inception*            -4.71%                    -5.17%


Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            19.81%                    15.81%
                    5 Years             0.54%                     0.54%
           Since Inception*            -5.32%                    -5.32%


Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            20.00%                    19.00%
                    5 Years             0.58%                     0.58%
           Since Inception*            -5.36%                    -5.36%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                               Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year    8.11%              8.01%            10.72%
                    5 Years    0.31%              0.42%             0.42%
           Since Inception*   -5.85%             -6.01%            -6.05%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*Inception date for all share classes is 11/28/94.


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 5

TEN LARGEST HOLDINGS
October 31, 2003

                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Hoya Corp.                                 $  966,107                 3.6%
--------------------------------------------------------------------------------
Canon, Inc.                                   820,690                 3.0
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.        788,566                 2.9
--------------------------------------------------------------------------------
Mitsubishi Corp.                              786,897                 2.9
--------------------------------------------------------------------------------
JSR Corp.                                     740,018                 2.8
--------------------------------------------------------------------------------
Ricoh Co., Ltd.                               737,886                 2.7
--------------------------------------------------------------------------------
Nitto Denko Corp.                             712,087                 2.6
--------------------------------------------------------------------------------
Bharti Tele-Ventures, Ltd.                    699,953                 2.6
--------------------------------------------------------------------------------
NEC Electronics Corp.                         660,218                 2.5
--------------------------------------------------------------------------------
Tokyo Electron, Ltd.                          657,858                 2.4
--------------------------------------------------------------------------------
                                           $7,570,280                28.0%


--------------------------------------------------------------------------------
6 o AllianceBernstein All-Asia Investment Fund

PORTFOLIO OF INVESTMENTS
October 31, 2003


Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-98.2%
Australia-11.7%
Australia & New Zealand Banking Group, Ltd. ......         29,374     $  370,052
   Rights, expiring 11/24/03(a) ..................          5,341         16,292
BHP Billiton, Ltd. ...............................         52,073        431,937
Insurance Australia Group, Ltd. ..................         93,838        295,542
James Hardie Industries NV .......................         23,390        118,694
Macquarie Bank, Ltd. .............................          5,660        139,564
National Australia Bank, Ltd. ....................         12,049        260,862
News Corp., Ltd. .................................         31,625        280,902
Perpetual Trustees Australia, Ltd. ...............         10,424        295,767
St. George Bank, Ltd. ............................         17,673        261,419
Wesfarmers, Ltd. .................................          7,012        143,920
Westpac Banking Corp., Ltd. ......................         31,866        364,234
Woodside Petroleum, Ltd. .........................         20,191        189,059
                                                                      ----------
                                                                       3,168,244
                                                                      ----------
Hong Kong-7.9%
Cheung Kong Holdings, Ltd. .......................         17,000        141,701
China Petroleum and Chemical Corp. ...............
  (Sinopec) Cl. H ................................        828,000        274,469
China Resources Enterprise, Ltd. .................        126,000        148,415
CNOOC, Ltd. ......................................         83,000        156,531
Esprit Holdings, Ltd. ............................         67,000        210,019
Hong Kong and China Gas Co., Ltd. ................        157,000        217,267
HSBC Holdings Plc ................................         10,000        150,616
Li & Fung, Ltd. ..................................        160,000        268,792
Sinotrains, Ltd. CL. H ...........................        322,000        160,625
Sun Hung Kai Properties, Ltd. ....................         47,000        394,788
Wing Hang Bank, Ltd. .............................          4,000         24,665
                                                                      ----------
                                                                       2,147,888
                                                                      ----------
India-5.0%
Bharti Tele-Ventures, Ltd.(a) ....................        351,100        699,953
Canara Bank, Ltd. ................................         38,100        113,031
Infosys Technologies, Ltd. .......................          2,300        240,630
Punjab National Bank, Ltd. .......................         25,600        114,556
Tata Motors, Ltd. ................................         21,200        175,185
                                                                      ----------
                                                                       1,343,355
                                                                      ----------


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 7

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Japan-57.0%
Bank of Fukuoka, Ltd. ..........................          92,000     $   383,194
Canon, Inc. ....................................          17,000         820,690
East Japan Railway Co. .........................              63         284,700
Fast Retailing Co., Ltd. .......................           7,700         466,751
Fujitsu, Ltd.(a) ...............................          48,000         300,109
Funai Electric Co., Ltd. .......................           1,500         199,410
Hoya Corp. .....................................          10,700         966,107
ITO EN, Ltd. ...................................           9,400         379,583
JFE Holdings, Inc. .............................          24,600         627,278
JSR Corp. ......................................          35,000         740,018
Kao Corp. ......................................          19,000         389,655
KDDI Corp. .....................................             114         617,586
Keyence Corp. ..................................           1,200         263,303
Kose Corp. .....................................          16,200         515,989
Marui Co., Ltd. ................................          22,800         288,828
Mitsubishi Corp. ...............................          76,000         786,897
Mitsubishi Tokyo Financial Group, Inc. .........             110         788,566
NEC Electronics Corp.(a) .......................           8,600         660,218
Nidec Corp. ....................................           4,600         447,060
Nissan Motor Co., Ltd. .........................          51,300         573,517
Nitto Denko Corp. ..............................          13,600         712,087
Nomura Holdings, Inc. ..........................          35,000         599,637
NTT DoCoMo, Inc. ...............................              10          21,597
Ricoh Co., Ltd. ................................          39,000         737,886
Shin-Etsu Chemical Co., Ltd. ...................          11,700         434,238
Sumitomo Mitsui Financial Group, Inc. ..........              78         391,416
Suzuki Motor Corp. .............................          34,800         502,105
Takeda Chemical Industries, Ltd. ...............          13,900         490,663
Tokyo Electron, Ltd. ...........................           9,200         657,858
Toyota Motor Corp. .............................          13,500         383,439
                                                                     -----------
                                                                      15,430,385
                                                                     -----------
Malaysia-1.3%
Maxis Communications Berhad ....................          92,000         182,789
Public Bank Berhad .............................         212,000         167,368
                                                                     -----------
                                                                         350,157
                                                                     -----------
Singapore-2.5%
City Developments, Ltd. ........................          43,000         149,524
Oversea-Chinese Banking Corp. ..................          19,000         132,138
Singapore Post, Ltd. ...........................         288,000         110,906
United Overseas Bank, Ltd. .....................          35,000         273,587
                                                                     -----------
                                                                         666,155
                                                                     -----------


--------------------------------------------------------------------------------
8 o AllianceBernstein All-Asia Investment Fund

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

South Korea-6.4%
Kookmin Bank ...................................           9,380     $   342,388
LG Electronics, Ltd. ...........................           2,350         121,719
POSCO ..........................................           1,560         181,901
Samsung Electronics Co., Ltd. ..................           1,000         397,127
Shinsegae Co., Ltd. ............................           1,410         282,953
SK Telecom Co., Ltd. ...........................           2,350         414,998
                                                                     -----------
                                                                       1,741,086
                                                                     -----------
Taiwan-6.0%
Cathay Financial Holding Co., Ltd. .............          22,000          36,310
(GDR)(a)(b) ....................................          10,564         175,151
Chunghwa Telecom Co., Ltd. (ADR) ...............          14,800         229,104
Compal Electronics, Inc. (GDR)(b) ..............          36,100         271,833
Fubon Financial Holding Co., Ltd. ..............         274,000         289,101
Hon Hai Precision Industry Co., Ltd. ...........          61,700         276,404
Taiwan Semiconductor Manufacturing
  Co., Ltd.(a) .................................         113,930         224,972
Yageo Corp.(a) .................................         271,000         129,390
                                                                     -----------
                                                                       1,632,265
                                                                     -----------
Thailand-0.4%
Advanced Info Service Public Co., Ltd. .........          79,100         122,897
                                                                     -----------

Total Investments-98.2%
   (cost $20,458,348) ..........................                      26,602,432
Other assets less liabilities-1.8% .............                         478,691
                                                                     -----------
Net Assets-100% ................................                     $27,081,123
                                                                     -----------


(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the aggregate market value of these securities amounted to $446,984 or 1.7% of net assets.
   Glossary of Terms:
   ADR   - American Depositary Receipt
   GDR   -Global Depositary Receipt
   See notes to financial statements.


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 9

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003

Assets
Investments in securities, at value (cost $20,458,348)..   $    26,602,432
Cash....................................................           338,921
Foreign cash, at value (cost $291,109)..................           286,219
Receivable for capital stock sold.......................           310,594
Receivable for investment securities sold...............           123,855
Dividends receivable....................................            44,553
Receivable from Adviser.................................             4,904
                                                           ---------------
Total assets............................................        27,711,478
                                                           ---------------
Liabilities
Payable for capital stock redeemed......................           140,227
Payable for investment securities purchased.............            69,220
Distribution fee payable................................            14,889
Accrued expenses........................................           406,019
                                                           ---------------
Total liabilities.......................................           630,355
                                                           ---------------
Net Assets..............................................   $    27,081,123
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $         5,098
Additional paid-in capital..............................        44,276,639
Accumulated net realized loss on investment and
  foreign currency transactions.........................       (23,148,464)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities...         5,947,850
                                                           ---------------
                                                           $    27,081,123
                                                           ---------------
Calculation of Maximum Offering Price Class A Shares
Net asset value and redemption price per share
  ($8,385,002/1,520,183 shares of capital stock
  issued and outstanding)...............................            $5.52
Sales charge--4.25% of public offering price............              .25
                                                                    -----
Maximum offering price..................................            $5.77
                                                                    -----
Class B Shares
Net asset value and offering price per share
  ($11,419,352/2,221,368 shares of capital stock
  issued and outstanding)...............................            $5.14
                                                                    -----
Class C Shares
Net asset value and offering price per share
  ($3,772,845/731,379 shares of capital stock
  issued and outstanding)...............................            $5.16
                                                                    -----
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($3,503,924/625,104 shares of capital stock
  issued and outstanding)...............................            $5.61
                                                                    -----

See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein All-Asia Investment Fund

STATEMENT OF OPERATIONS
Year Ended October 31, 2003

Investment Income
Dividends (net of foreign taxes withheld
  of $39,057)..........................  $       420,664
Interest...............................            9,194   $       429,858
                                         ---------------
Expenses
Advisory fee...........................          236,717
Distribution fee--Class A..............           23,117
Distribution fee--Class B..............           97,439
Distribution fee--Class C..............           30,358
Custodian..............................          249,197
Transfer agency........................          211,369
Audit and legal........................          179,528
Registration...........................           60,431
Directors' fees........................           53,600
Printing...............................           48,929
Administrative.........................           35,500
Miscellaneous..........................           17,126
                                         ---------------
Total expenses.........................        1,243,311
Less: expenses waived and reimbursed
  by the Adviser (see Note B)..........         (453,179)
Less: expense offset arrangement
  (see Note B).........................              (82)
                                         ---------------
Net expenses...........................                            790,050
                                                           ---------------
Net investment loss....................                           (360,192)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                            847,653
   Foreign currency transactions.......                             (6,299)
Net change in unrealized appreciation/depreciation of:
   Investments.........................                          5,871,002
   Foreign currency denominated assets
     and liabilities...................                           (196,181)
                                                           ---------------
Net gain on investment and
   foreign currency transactions.......                          6,516,175

Net Increase in Net Assets
  from Operations......................                    $     6,155,983
                                                           ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 11

STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (360,192)  $      (699,969)
Net realized gain (loss) on investment
  and foreign currency transactions....          841,354        (3,419,691)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities......................        5,674,821         2,153,157
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations......................        6,155,983        (1,966,503)
Capital Stock Transactions
Net decrease...........................       (3,088,740)       (4,727,802)
                                         ---------------   ---------------
Total increase (decrease)..............        3,067,243        (6,694,305)
Net Assets
Beginning of period....................       24,013,880        30,708,185
                                         ---------------   ---------------
End of period..........................  $    27,081,123   $    24,013,880
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein All-Asia Investment Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


NOTE A
Significant Accounting Policies
AllianceBernstein All-Asia Investment Fund, Inc. (the "Fund"), formerly Alliance All-Asia Investment Fund, Inc., was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement ofAdditional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 13
asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


--------------------------------------------------------------------------------
14 o AllianceBernstein All-Asia Investment Fund liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended October 31, 2003, such waivers and reimbursement amounted to $417,679.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 15

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. For the year ended October 31, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $35,500.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $137,769 for the year ended October 31, 2003.

For the year ended October 31, 2003, the Fund's expenses were reduced by $82 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,083 from the sales of Class A shares and received $40, $11,649 and $13,575 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 2003.

Brokerage commissions paid on investment transactions for the year ended October 31, 2003, amounted to $118,873, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,809,096 and $786,090 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future


--------------------------------------------------------------------------------
16 o AllianceBernstein All-Asia Investment Fund periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $    33,501,318   $    36,695,836
U.S. government securities.............               -0-               -0-


The cost of investments for federal income tax purposes gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost....................................................   $    20,933,520
                                                           ---------------
Gross unrealized appreciation...........................   $     5,794,901
Gross unrealized depreciation...........................          (125,989)
                                                           ---------------
Net unrealized appreciation.............................   $     5,668,912
                                                           ---------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 17

U.S. dollar. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.


Transactions in capital stock were as follows:


================================================================================
                            Shares                       Amount
                    Year Ended     Year Ended     Year Ended    Year Ended
                   October 31,    October 31,    October 31,   October 31,
                          2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          9,296,115      9,860,667  $  40,931,193  $  50,758,084
--------------------------------------------------------------------------------
Shares converted
  from Class B          67,180         51,118        312,640        269,713
--------------------------------------------------------------------------------
Shares redeemed     (9,629,401)    (9,963,036)   (42,969,575)   (51,972,086)
--------------------------------------------------------------------------------
Net decrease          (266,106)       (51,251) $  (1,725,742)  $   (944,289)
================================================================================
Class B
Shares sold          3,639,555      4,176,162  $  15,280,262   $  20,434,645
--------------------------------------------------------------------------------
Shares converted
  to Class A           (71,892)       (54,192)      (312,640)      (269,713)
--------------------------------------------------------------------------------
Shares redeemed     (3,797,802)    (4,625,718)   (16,026,252)   (22,841,093)
--------------------------------------------------------------------------------
Net decrease          (230,139)      (503,748) $  (1,058,630)  $ (2,676,161)
================================================================================
Class C
Shares sold         16,052,797     11,499,183  $  67,166,471   $ 55,039,799
--------------------------------------------------------------------------------
Shares redeemed    (15,973,157)   (11,591,725)   (67,463,119)   (56,180,392)
--------------------------------------------------------------------------------
Net increase
  (decrease)            79,640        (92,542) $    (296,648)  $ (1,140,593)
================================================================================
Advisor Class
Shares sold          3,719,861      2,517,078  $  16,744,849   $ 13,103,383
--------------------------------------------------------------------------------
Shares redeemed     (3,640,106)    (2,486,831)   (16,752,569)   (13,070,142)
--------------------------------------------------------------------------------
Net increase
  (decrease)            79,755         30,247  $      (7,720)  $     33,241
================================================================================

--------------------------------------------------------------------------------
18 o AllianceBernstein All-Asia Investment Fund

NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.

NOTE H
Components of Accumulated Earnings (Deficit)
As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $   (22,673,292)(a)
Unrealized appreciation/(depreciation)..................         5,472,678(b)
                                                           ---------------
Total accumulated earnings/(deficit)....................   $   (17,200,614)
                                                           ---------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $22,673,292 of which $18,922,133 expires in the year 2009 and $3,751,159 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, $561,531 of the capital loss carryforward was utilized.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses, foreign currency transactions and withholding tax reclass, resulted in a net decrease in accumulated net investment loss, a decrease in accumulated net realized loss on investment and foreign currency transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 19

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to


--------------------------------------------------------------------------------
20 o AllianceBernstein All-Asia Investment Fund redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

      (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

      (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

      (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 21


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                        ======================================================
                                                               Class A
                                        ======================================================
                                                          Year Ended October 31,
                                        ------------------------------------------------------
                                           2003       2002       2001        2000        1999
                                        ------------------------------------------------------
Net asset value,
  beginning of period..... ..........   $  4.57     $ 5.24     $ 9.71      $10.46     $  5.86
                                        ------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ............      (.05)(b)   (.11)(b)   (.15)(b)    (.19)       (.10)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions............ ..........      1.00       (.56)     (3.21)       (.56)       4.70
                                        ------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations.............. ..........       .95       (.67)     (3.36)       (.75)       4.60
                                        ------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions... ..........        -0-        -0-     (1.01)         -0-         -0-
Distributions in excess of
  net realized gains...... ..........        -0-        -0-      (.10)         -0-         -0-
                                        ------------------------------------------------------
Total distributions..... ............        -0-        -0-     (1.11)         -0-         -0-
                                        ------------------------------------------------------
Net asset value,
  end of period........... ..........   $  5.52     $ 4.57     $ 5.24      $ 9.71     $ 10.46
                                        ------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)... ..........     20.79%    (12.79)%   (38.77)%     (7.17)%     78.50%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..........      $8,385   $8,168     $9,637     $20,436     $40,040
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..........      3.00%      3.00%      3.00%       2.35%(d)    2.45%(d)
  Expenses, before waivers/
    reimbursements........ ..........      4.85%      4.26%      3.19%       2.35%       2.93%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense............... ..........      4.85%      4.26%      3.19%       2.30%(e)    2.93%
  Net investment loss,
    net of waivers/
    reimbursements........ ..........     (1.18)%    (1.99)%    (2.20)%     (1.51)%     (1.20)%
Portfolio turnover rate. ............       146%       207%       150%        153%        119%



See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o AllianceBernstein All-Asia Investment Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                        ======================================================
                                                               Class B
                                        ======================================================
                                                          Year Ended October 31,
                                        ------------------------------------------------------
                                           2003       2002       2001        2000        1999
                                        ------------------------------------------------------
Net asset value,
  beginning of period..... ..........   $  4.29     $ 4.95     $ 9.30      $10.09     $  5.71
                                        ------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ............      (.08)(b)   (.13)(b)   (.18)(b)    (.29)       (.18)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions............ ..........       .93       (.53)     (3.06)       (.50)       4.56
                                         ------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations.............. ..........       .85       (.66)     (3.24)       (.79)       4.38
                                        ------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions... ..........        -0-        -0-     (1.01)         -0-         -0-
Distributions in excess of
  net realized gains...... ..........        -0-        -0-      (.10)         -0-         -0-
                                        ------------------------------------------------------
Total distributions..... ............        -0-        -0-     (1.11)         -0-         -0-
                                        ------------------------------------------------------
Net asset value,
  end of period........... ..........   $  5.14     $ 4.29     $ 4.95      $ 9.30     $ 10.09
                                        ------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)... ..........     19.81%    (13.33)%   (39.25)%     (7.83)%     76.71%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..........   $11,419    $10,513    $14,640     $35,927     $38,108
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..........      3.70%      3.70%      3.70%       3.18%(d)    3.48%(d)
  Expenses, before waivers/
    reimbursements........ ..........      5.70%      5.11%      4.00%       3.18%       3.96%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense............... ..........      5.70%      5.11%      4.00%       3.13%(e)    3.96%
  Net investment loss,
    net of waivers/
    reimbursements........ ..........     (1.90)%    (2.69)%    (2.94)%     (2.32)%     (2.31)%
Portfolio turnover rate. ............       146%       207%       150%        153%        119%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                        ======================================================
                                                               Class C
                                        ======================================================
                                                          Year Ended October 31,
                                        ------------------------------------------------------
                                           2003       2002       2001        2000        1999
                                        ------------------------------------------------------
Net asset value,
  beginning of period..... ..........   $  4.30     $ 4.96     $ 9.32      $10.12     $  5.72
                                        ------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ............      (.08)(b)   (.14)(b)   (.18)(b)    (.29)       (.18)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions............ ..........       .94       (.52)     (3.07)       (.51)       4.58
                                        ------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations.............. ..........       .86       (.66)     (3.25)       (.80)       4.40
                                        ------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions... ..........        -0-        -0-     (1.01)         -0-         -0-
Distributions in excess of
  net realized gains...... ..........        -0-        -0-      (.10)         -0-         -0-
                                        ------------------------------------------------------
Total distributions..... ............        -0-        -0-     (1.11)         -0-         -0-
                                        ------------------------------------------------------
Net asset value,
  end of period........... ..........   $  5.16     $ 4.30     $ 4.96      $ 9.32     $ 10.12
                                        ------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)... ..........     20.00%    (13.31)%   (39.28)%     (7.90)%     76.92%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..........    $3,773     $2,805     $3,695     $11,284     $10,060
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..........      3.70%      3.70%      3.70%       3.18%(d)    3.41%(d)
  Expenses, before waivers/
    reimbursements........ ..........      5.59%      5.00%      3.94%       3.18%       3.89%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense............... ..........      5.59%      5.00%      3.94%       3.13%(e)    3.89%
  Net investment loss,
    net of waivers/
    reimbursements........ ..........     (1.80)%    (2.74)%    (2.93)%     (2.31)%     (2.21)%
Portfolio turnover rate. ............       146%       207%       150%        153%        119%


See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o AllianceBernstein All-Asia Investment Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                        ======================================================
                                                             Advisor Class
                                        ======================================================
                                                          Year Ended October 31,
                                        ------------------------------------------------------
                                           2003       2002       2001        2000        1999
                                        ------------------------------------------------------
Net asset value,
  beginning of period..... ..........   $  4.64     $ 5.31     $ 9.81      $10.54     $  5.90
                                        ------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ............      (.04)(b)   (.09)(b)   (.12)(b)    (.17)       (.10)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions............ ..........      1.01       (.58)     (3.27)       (.56)       4.74
                                        ------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations.............. ..........       .97       (.67)     (3.39)       (.73)       4.64
                                        ------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions... ..........       -0-         -0-     (1.01)         -0-         -0-
Distributions in excess of
  net realized gains...... ..........        -0-        -0-      (.10)         -0-         -0-
                                        ------------------------------------------------------
Total distributions..... ............        -0-        -0-     (1.11)         -0-         -0-
                                        ------------------------------------------------------
Net asset value,
  end of period........... ..........   $  5.61     $ 4.64     $ 5.31      $ 9.81     $ 10.54
                                        ------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)... ..........     20.91%    (12.62)%   (38.68)%     (6.93)%     78.64%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..........    $3,504     $2,528     $2,736      $5,155      $4,746
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..........      2.70%      2.70%      2.70%       2.19%(d)    2.45%(d)
  Expenses, before waivers/
    reimbursements........ ..........      4.53%      3.96%      2.89%       2.19%       2.93%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense............... ..........      4.53%      3.96%      2.89%       2.14%(e)    2.93%
  Net investment loss,
    net of waivers/
    reimbursements........ ..........      (.91)%    (1.69)%    (1.90)%     (1.31)%     (1.33)%
Portfolio turnover rate. ............       146%       207%       150%        153%        119%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 25

(a) Based on average shares outstanding.
(b) Net of expenses waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                             Year Ended October 31,
                        ------------------------------
                                 2000     1999
                        ------------------------------
  Class A...............         2.34%    2.43%
  Class B...............         3.17%    3.46%
  Class C...............         3.16%    3.39%
  Advisor Class.........         2.18%    2.43%


(e) Net of interest expense of .04 % on credit facility. (see Note G)


--------------------------------------------------------------------------------
26 o AllianceBernstein All-Asia Investment Fund

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS



To the Shareholders and Board of Directors of AllianceBernstein
All-Asia Investment Fund, Inc.
We have audited the accompanying statement of assets and liabilities of AllianceBernstein All-Asia Investment Fund, Inc., formerly Alliance All-Asia Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein All-Asia Investment Fund, Inc. at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


New York, New York
December 12, 2003,
except for Note J
as to which the date is
December 23, 2003


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 27

BOARD OF DIRECTORS



David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Alan Stoga(1)


OFFICERS


Marc O. Mayer, President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Bhaskar Laxminarayan(2), Vice President
Hiroshi Motoki(2), Senior Vice President
David Poh, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672





(1) Member of the Audit Committee.
(2) Messrs. Motoki and Laxminarayan are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
28 o AllianceBernstein All-Asia Investment Fund

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                 PORTFOLIOS
                                                                                   IN FUND                OTHER
NAME, AGE OF DIRECTOR,                         PRINCIPAL                           COMPLEX            DIRECTORSHIPS
      ADDRESS                                OCCUPATION(S)                       OVERSEEN BY             HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                      DIRECTOR              DIRECTOR
--------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

David H. Dievler, #, 74              Independent consultant. Until                     100                 None
P.O. Box 167                         December 1994, he was a Senior
Spring Lake, NJ 07762                Vice President of Alliance
(9)                                  Capital Management Corporation
                                     ("ACMC") responsible for mutual fund
                                     administration. Prior to joining ACMC
                                     in 1984, he was Chief Financial Officer of
                                     Eberstadt Asset Management since 1968.
                                     Prior to that, he was a Senior Manager
                                     at Price Waterhouse & Co. Member of
                                     American Institute of Certified Public
                                     Accountants since 1953.

John H. Dobkin, #, 61                Consultant. Formerly President                    98                  None
P.O. Box 12                          of Save Venice, Inc. (preservation
Annandale, NY 12504                  organization) from 2001-2002,
(9)                                  a Senior Advisor from June 1999-June 2000
                                     and President of Historic Hudson Valley
                                     (historic preservation) from December 1989-
                                     May 1999. Previously, Director of the
                                     National Academy of Design and during
                                     1988-1992, he was Director and Chairman of
                                     the Audit Committee of ACMC.

W. H. Henderson, #, 76,              Joined the Royal Dutch/Shell                      2                   None
Withye's Garden                      Group in 1948 and served in
Lower Acreman Street                 Singapore, Japan, South Africa,
Sherborne, Dorset                    Hong Kong and London. The greater part of
DT9 3EX                              his service was in Japan and between 1969
United Kingdom                       and  1972 he was Managing Director and
(9)                                  Chief Executive Officer of the Shell
                                     Company of Hong Kong Limited. Mr. Henderson
                                     retired from the Royal Dutch/Shell Group
                                     in 1974 in rder to establish his own oil
                                     and gas consultancy business. Mr. Henderson
                                     is currently a Director of a number of
                                     investment companies.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 29

                                                                                 PORTFOLIOS
                                                                                   IN FUND                OTHER
NAME, AGE OF DIRECTOR,                         PRINCIPAL                           COMPLEX            DIRECTORSHIPS
      ADDRESS                                OCCUPATION(S)                       OVERSEEN BY             HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                      DIRECTOR              DIRECTOR
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

Alan Stoga, #, 52                    President of Zemi Communications,                 2                   None
Zemi Communications                  L.L.C. since prior to 1998. He is
99 Madison Avenue                    a member of the Board of
New York, NY 10016                   Directors of Tinker Foundation,
(9)                                  the Americas Society (Vice Chairman),
                                     Council of the Americas, Claremont
                                     Graduate University School of Politics
                                     and Economics, the Center for Global
                                     Finance of the Lubin School of Business
                                     and Argentine American Chamber of
                                     Commerce (President). Formerly, he was
                                     President of Zemi Investments from 1995
                                     through 1998 and Managing Director of
                                     Kissinger Associates, Inc. from 1984
                                     through 1996.


INTERESTED DIRECTOR
Marc O. Mayer, +, 46                 Executive Vice President of ACMC                  68                  None
1345 Avenue of the                   since 2001; prior thereto, Chief
Americas                             Executive Officer of Sanford C.
New York, NY 10105                   Bernstein & Co., LLC and its
(3 months)                           predecessor since prior to 1998.


* There is no stated term of office for the Fund's Directors.

# Member of the Audit Committee and the Nominating Committee.

+ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.

--------------------------------------------------------------------------------
30 o AllianceBernstein All-Asia Investment Fund

OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.



        NAME,                        POSITION(S)              PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                  HELD WITH FUND             DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                    President            See biography above.

Thomas J. Bardong, 58                Vice President       Senior Vice President of Alliance Capital
                                                          Management Corporation ("ACMC")**, with
                                                          which he has been associated since prior
                                                          to 1998.

Russell Brody, 37                    Vice President       Vice President of ACMC**, with which he
                                                          has been associated since prior to 1998.

Hiroshi Motoki, 47                   Vice President       Senior Vice President, a Portfolio Manager
                                                          and Director of Asian Equities of ACMC**,
                                                          with which he has been associated since
                                                          prior to 1998.

David Poh, 37                        Vice President       Vice President of ACMC**, with which he has
                                                          been associated since 1998. Prior thereto he
                                                          was an investment analyst at the United
                                                          Overseas Bank Asset Management in Singapore
                                                          for three years since prior to 1998.

Bhaskar Laxminarayan, 35             Vice President       Vice President of ACMC** in Bombay, with
                                                          which he has been associated since prior to 1998.

Mark R. Manley, 41                   Secretary            Senior Vice President and Acting General
                                                          Counsel of ACMC**, with which he has been
                                                          associated since prior to 1998.

Mark D. Gersten, 53                  Treasurer and Chief  Senior Vice President of Alliance Global
                                     Financial Officer    Investor Services, Inc. ("AGIS")**, and
                                                          Vice President of AllianceBernstein
                                                          Investment Research and Management, Inc.
                                                          ("ABIRM")**, with which he has been associated
                                                          since prior to 1998.

Vincent S. Noto, 39                  Controller           Vice President of AGIS**, with which he has been
                                                          associated since prior to 1998.


--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM, and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800)227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 31

ALLIANCEBERNSTEIN FAMILY OF FUNDS




================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II





We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.


** Formerly Conservative Investors Fund.

+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
32 o AllianceBernstein All-Asia Investment Fund

ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AAFAR1003

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent director David H. Dievler qualifies as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.           DESCRIPTION OF EXHIBIT
         -----------           ----------------------

         10 (a) (1)            Code of ethics that is subject to the
                               disclosure of Item 2 hereof

         10 (b) (1)            Certification of Principal Executive Officer
                               Pursuant to Section 302 of the
                               Sarbanes-Oxley Act of 2002

         10 (b) (2)            Certification of Principal Financial Officer
                               Pursuant to Section 302 of the
                               Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer
                               Pursuant to Section 906 of the Sarbanes-
                               Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:     /s/ Marc O. Mayer
        ----------------------
        Marc O. Mayer
        President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        ---------------------
        Marc O. Mayer
        President

Date:   December 30, 2003

By:     /s/ Mark D. Gersten
        -----------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 30, 2003